First Trust Low Duration Strategic Focus ETF Annual Fund Operating Expenses - First Trust Low Duration Strategic Focus ETF - First Trust Low Duration Strategic Focus ETF	Aug. 31, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.67%
Expenses (as a percentage of Assets)	0.87%